Related party transactions - Due from Related party (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Related party transactions
Amounts due from related parties		¥ 85,740	$ 778	¥ 5,400
Shanghai Kuaibao Network Technology Ltd
Related party transactions
Amounts due from related parties		2,700		¥ 5,400
Lai Yufeng
Related party transactions
Amounts due from related parties		58,400
Cash and cash equivalents held by related parties on behalf of the Group		58,400
Tonglu Tongze Logistics Ltd And Its Subsidiaries
Related party transactions
Amounts due from related parties		22,168
Notes receivable		¥ 15,000
Tonglu Tongze Logistics Ltd And Its Subsidiaries | Notes receivable
Related party transactions
Interest rate (as a percent)		20.00%
Accrued interest on notes receivable		¥ 1,500
Tonglu Tongze Logistics Ltd And Its Subsidiaries | Prepaid transportation service fees
Related party transactions
Prepaid transportation service fees	¥ 0	7,168
Shanxi Zhongtong Daying Logistics Ltd.
Related party transactions
Amounts due from related parties		2,297
Wuhan Chengxin Zhongtong Express Ltd.
Related party transactions
Amounts due from related parties		¥ 175